12. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Details
Net loss and comprehensive loss for the year	$ (34,405,463)	$ (643,227)	$ (1,061,028)
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Computed “expected” income tax expense	$ (9,289,475)	$ (173,671)	$ (286,478)
Differences resulting from
Option based payments	1,117,423	59,722	147,329
Other non-deductible items	3,052	1,949	10,149
Increase/(decrease) in deferred tax assets not recognized	8,169,000	112,000	129,000
Provision for income tax expense	$ 0	$ 0	$ 0